Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	ASND
Entity Registrant Name	Ascendis Pharma A/S
Entity Central Index Key	0001612042
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	56,937,682
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	G7
Entity Address, Country	DK
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Entity Address, Address Line One	Tuborg Boulevard 12
Entity Address, City or Town	Hellerup
Entity File Number	001-36815
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Statsautoriseret Revisionspartnerselskab
Auditor Firm ID	1294
Auditor Location	Copenhagen, Denmark
Entity Address, Postal Zip Code	DK-2900
Business Contact [member]
Document Information [Line Items]
Entity Address, Country	DK
Entity Address, Address Line One	Tuborg Boulevard 12
Entity Address, City or Town	Hellerup
Contact Personnel Name	Jan Møller Mikkelsen
City Area Code	+45
Local Phone Number	70 22 22 44
Entity Address, Postal Zip Code	DK-2900
American Depositary Shares [member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true